UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss for the period	$ (17,602)	$ (16,297)	$ (23,169)	$ (24,532)	$ (15,018)
Adjustments for non-cash items	880	(1,247)	(323)	541	1,583
Interest received	128		13
Interest paid	(50)	(156)	(172)	(25)	(30)
Income taxes paid/received, net	804		754	846	812
Cash flow from operating activities before changes in working capital	(15,840)	(17,700)	(22,897)	(23,170)	(12,653)
Cash flow from changes in working capital:
Changes in net working capital	156	(2,243)	(2,877)	1,237	215
Net cash used in operating activities	(15,684)	(19,943)	(25,774)	(21,933)	(12,438)
Investing activities:
Purchase of property and equipment	(88)	(353)	(292)	(1,300)	(149)
Receipt (payment) of non-current financial assets - leasehold deposits	(6)	28	24	30	(209)
Investment in intangible assets				(60)	(35)
Net cash (used in)/provided by investing activities	(94)	(324)	(268)	(1,330)	(393)
Financing activities:
Proceeds from issuance of shares and exercise warrants, less underwriter discounts	6,127	48	428	53,854	9,019
Transaction costs related to issuance of shares	(180)	(355)		(3,760)	(128)
Proceeds from borrowings	65	7,933	7,849
Repayment of borrowings	(334)	(88)	(119)	(63)
Leasing installments	(245)	(231)	(305)	(226)	(74)
Net cash provided by/ (used in) financing activities	5,433	7,307	7,853	49,805	8,817
Net increase/(decrease) in cash and cash equivalents	(10,345)	(12,960)	(18,189)	26,542	(4,014)
Cash and cash equivalents at January 1	13,184	32,166	32,166	5,834	9,559
Exchange rate adjustments on cash and cash equivalents	(234)	(1,353)	(793)	(210)	288
Cash and cash equivalents at December 31	2,605	$ 17,853	13,184	32,166	5,834
Non-cash investing and financing activities
Acquisition of property and equipment through loan from lessor	$ 65		$ 84
Capitalized intangible assets included in trade payables					$ 60
Acquisition of property and equipment included in trade payables				$ 90